Segment Reporting	12 Months Ended
Jul. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 — SEGMENT REPORTING

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

The management of the Group concludes that it has only one reporting segment. The Group provides game distribution and related services to game developers. The Group’s services have similar economic characteristics with respect to nature and form of the services provided. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews Consolidated results when making decisions about allocating resources and assessing performance of the Group, rather than by geographic area; hence the Group has only one reporting segment. CODM reviews operation results on the consolidated in-game purchase amount, revenue share with game developers and IP holders, advertising expenses, transaction fees, and server cost directly related to the host of games. The following table summarizes the operating results reviewed by CODM and reconciliation to net (loss) income before income tax expenses as reported in the consolidated statement of comprehensive (loss) income.

	For the years ended July 31,
	2026	2025	2024
Consolidated in-game purchases	$96,813,340	$106,994,440	$84,461,982
Less: Revenue share with game developers and IP holders	15,093,625	15,898,478	14,975,047
Transaction fee	4,526,299	5,265,054	3,812,118
Advertising expense	41,013,358	52,396,511	37,309,197
Server cost directly related to hosting the games	3,889,772	2,088,553	1,319,704
Segment profits	$32,290,286	$31,345,844	$27,045,916
Less: Payroll and related cost	17,325,876	13,621,485	9,756,710
Lease expense	3,148,822	2,661,149	1,738,249
Depreciation and amortization expense	2,076,874	2,702,360	2,099,728
Impairment expense	2,635,761	3,632,218	447,904
Recoup of advances made to game developers	3,222,344	3,583,143	2,477,840
Other cost of sales (1)	4,490,687	2,087,031	1,563,366
Other selling and marketing expenses (2)	2,346,442	1,713,981	1,402,889
Other general and administrative expenses (3)	4,367,215	2,409,601	902,948
Total other operating expense	$39,614,021	$32,410,968	$20,389,634
(Loss) income from operations	$(7,323,735)	$(1,065,124)	$6,656,282
Interest income, net	540,933	494,358	300,985
Foreign currency transaction gain (loss)	293,764	(287,946)	784,674
Other income	424,638	555,012	454,286
Contingent gain on recovery of previously impaired assets	238,561	4,709,029	—
(Loss) income before income tax expense	$(5,825,839)	$4,405,329	$8,196,227

(1)	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.

(2)	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.

(3)	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.

Reconciliation of consolidated in-game purchases to revenue:

	For the years ended July 31,
	2026	2025	2024
Consolidated in-game purchases	$96,813,340	$106,994,440	$84,461,982
Less: Recoup of advances made to game developers	(3,222,344)	(3,583,143)	(2,477,840)
Less: Revenue share paid to game developers	(11,081,586)	(13,040,504)	(13,559,565)
Consolidated revenue	$82,509,410	$90,370,793	$68,424,577

As of July 31, 2026 and 2025, the Group’s long-lived assets by geographic locations are as follows:

	As of July 31,
	2026	2025
Japan	$14,819,946	$14,726,888
Singapore	12,353,715	6,502,511
Taiwan	3,437,081	4,481,573
China	743,947	836,698
United States	2,072,544	—
Total	$33,427,233	$26,547,670